Trade and other receivables: due within one year (Tables)	6 Months Ended
Jun. 30, 2022
Trade And Other Receivables Due Within One Year
Schedule of trade and other receivables
	June 30, 2022	December 31, 2021
	£	£
Other receivables	23,481	-
VAT owed to the Group	134,297	70,650
Prepayments	1,537,513	811,303
	1,695,291	881,953